Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Policy (Text Block) [Abstract]
Principles of Consolidation

Principles of Consolidation

The Consolidated Financial Statements of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions are eliminated.

The Company consolidates entities in which it holds a “controlling financial interest.” For voting interest entities, the Company is considered to hold a controlling financial interest when it is able to exercise control over the investees’ operating and financial decisions. For variable interest entities (VIEs), it is considered to hold a controlling financial interest when it is determined to be the primary beneficiary. A primary beneficiary is the party that has both: (1) the power to direct the activities that most significantly impact that entity’s economic performance, and (2) the obligation to absorb losses of, or the right to receive benefits from, the VIE that could potentially be significant to the VIE. The determination of whether an entity is a VIE is based on the amount and characteristics of the entity’s equity.

Entities in which the Company’s voting interest in common equity does not provide it with control, but allows the Company to exert significant influence over the operating and financial decisions, are accounted for under the equity method. All other investments in equity securities, to the extent that they are not considered marketable securities, are accounted for under the cost method.

Foreign Currency

Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the end of each year. The resulting translation adjustments, along with any related qualifying hedge and tax effects, are included in accumulated other comprehensive income (loss) (AOCI), a component of shareholders’ equity. Translation adjustments, including qualifying hedge and tax effects, are reclassified to earnings upon the sale or substantial liquidation of investments in foreign operations. Revenues and expenses are translated at the average month-end exchange rates during the year. Gains and losses related to transactions in a currency other than the functional currency, including operations outside the U.S. where the functional currency is the U.S. dollar, are reported net in the Company’s Consolidated Statements of Income, in other non-interest revenue, interest income, interest expense, or other expenses, depending on the nature of the activity. Net foreign currency transaction gains amounted to approximately $44 million, $108 million and $120 million in 2014, 2013 and 2012, respectively.

Amounts Based on Estimates and Assumptions

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. These estimates are based, in part, on management’s assumptions concerning future events. Among the more significant assumptions are those that relate to reserves for Card Member losses on loans and receivables, the proprietary point liability for Membership Rewards costs, fair value measurement, goodwill and income taxes. These accounting estimates reflect the best judgment of management, but actual results could differ.

Total Revenues Net of Interest Expense

Total Revenues Net of Interest Expense

Discount Revenue

Discount revenue represents the amount earned by the Company on transactions occurring at merchants with which the Company, or a Global Network Services (GNS) partner, has entered into card acceptance agreements for facilitating transactions between the merchants and the Company’s Card Members. The discount fee generally is deducted from the payment to the merchant and recorded as discount revenue at the time the charge is captured.

Net Card Fees

Card fees, net of direct card acquisition costs and a reserve for projected membership cancellations, are deferred and recognized on a straight-line basis over the 12-month card membership period as Net Card Fees in the Consolidated Statements of Income. The unamortized net card fee balance is reported net in Other Liabilities on the Consolidated Balance Sheets (refer to Note 10).

Travel Commissions and Fees

The Company earns travel commissions and fees by charging clients transaction or management fees for selling and arranging travel and for travel management services. Client transaction fee revenue is recognized at the time the client books the travel arrangements. Travel management services revenue is recognized over the contractual term of the agreement. The Company’s travel suppliers (e.g., airlines, hotels and car rental companies) pay commissions and fees on tickets issued, sales and other services based on contractual agreements. Commissions and fees from travel suppliers are generally recognized at the time a ticket is purchased or over the term of the contract. Commissions and fees that are based on services rendered (e.g., hotel stays and car rentals) are recognized based on usage.

Other Commissions and Fees

Other commissions and fees include foreign currency conversion fees, Card Member delinquency fees, service fees and other card-related assessments, which are recognized primarily in the period in which they are charged to the Card Member (refer to Note 19). In addition, service fees are also earned from other customers (e.g., merchants) for a variety of services and are recognized when the service is performed, which is generally in the period the fee is charged. Also included are fees related to the Company’s Membership Rewards program, which are deferred and recognized over the period covered by the fee. The unamortized Membership Rewards fee balance is included in Other Liabilities on the Consolidated Balance Sheets (refer to Note 10).

Contra-revenue

The Company regularly makes payments through contractual arrangements with merchants, corporate payments clients, Card Members and certain other customers. Payments to such customers, including cash rebates paid to Card Members, are generally classified as contra-revenue unless a specifically identifiable benefit (e.g., goods or services) is received by the Company or its Card Members in consideration for that payment, and the fair value of such benefit is determinable and measurable. If no such benefit is identified, then the entire payment is classified as contra-revenue and included in the Consolidated Statements of Income in the revenue line item where the related transactions are recorded (e.g., discount revenue, travel commissions and fees and other commissions and fees). If such a benefit is identified, then the payment is classified as expense up to the estimated fair value of the benefit.

Interest Income

Interest on Card Member loans is assessed using the average daily balance method. Unless the loan is classified as non-accrual, interest is recognized based upon the outstanding balance, in accordance with the terms of the applicable account agreement, until the outstanding balance is paid or written off.

Interest and dividends on investment securities primarily relates to the Company’s performing fixed-income securities. Interest income is accrued as earned using the effective interest method, which adjusts the yield for security premiums and discounts, fees and other payments, so that a constant rate of return is recognized on the investment security’s outstanding balance. Amounts are recognized until such time as a security is in default or when it is likely that future interest payments will not be received as scheduled.

Interest on deposits with banks and other is recognized as earned, and primarily relates to the placement of cash in interest-bearing time deposits, overnight sweep accounts, and other interest-bearing demand and call accounts.

Interest Expense

Interest expense includes interest incurred primarily to fund Card Member loans, charge card product receivables, general corporate purposes, and liquidity needs, and is recognized as incurred. Interest expense is divided principally into two categories: (i) deposits, which primarily relates to interest expense on deposits taken from customers and institutions, and (ii) long-term debt and other, which primarily relates to interest expense on the Company’s long-term financing and short-term borrowings, and the realized impact of derivatives hedging interest rate risk.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash and amounts due from banks, interest-bearing bank balances, including securities purchased under resale agreements, and other highly liquid investments with original maturities of 90 days or less.

Premises and Equipment

Premises and Equipment

Premises and equipment, including leasehold improvements, are carried at cost less accumulated depreciation. Costs incurred during construction are capitalized and are depreciated once an asset is placed in service. Depreciation is generally computed using the straight-line method over the estimated useful lives of assets, which range from 3 to 10 years for equipment, furniture and building improvements. Premises are depreciated based upon their estimated useful life at the acquisition date, which generally ranges from 30 to 50 years.

Leasehold improvements are depreciated using the straight-line method over the lesser of the remaining term of the leased facility or the economic life of the improvement, which ranges from 5 to 10 years. The Company maintains operating leases worldwide for facilities and equipment. Rent expense for facility leases is recognized ratably over the lease term, and includes adjustments for rent concessions, rent escalations and leasehold improvement allowances. The Company recognizes lease restoration obligations at the fair value of the restoration liabilities when incurred, and amortizes the restoration assets over the lease term.

Software Development Costs

The Company capitalizes certain costs associated with the acquisition or development of internal-use software. Once the software is ready for its intended use, these costs are amortized on a straight-line basis over the software’s estimated useful life, generally 5 years.

Card Member and Other Receivables and Loans

Card Member and Other Receivables

Card Member receivables, representing amounts due on charge card products, are recorded at the time a Card Member enters into a point-of-sale transaction with a merchant. Each charge card transaction is authorized based on its likely economics, a Card Member’s most recent credit information and spend patterns. Additionally, global spend limits are established to limit the maximum exposure for the Company.

Charge Card Members generally must pay the full amount billed each month. Card Member receivable balances are presented on the Consolidated Balance Sheets net of reserves for losses (refer to Note 4), and include principal and any related accrued fees.

Card Member and Other Loans

Card Member loans, representing revolving amounts due on lending card products, are recorded at the time a Card Member enters into a point-of-sale transaction with a merchant, as well as amounts due from charge Card Members who utilize the lending-on-charge feature on their account and elect to revolve a portion of the outstanding balance by entering into a revolving payment arrangement with the Company. These loans have a range of terms such as credit limits, interest rates, fees and payment structures, which can be revised over time based on new information about Card Members and in accordance with applicable regulations and the respective product’s terms and conditions. Card Members holding revolving loans are typically required to make monthly payments based on pre-established amounts. The amounts that Card Members choose to revolve are subject to finance charges.

Card Member loans are presented on the Consolidated Balance Sheets net of reserves for losses (refer to Note 4), and include principal, accrued interest and fees receivable. The Company’s policy generally is to cease accruing interest on a Card Member loan at the time the account is written off, and establish reserves for interest that the Company believes will not be collected.

Impaired Card Member Loans and Receivables

Impaired loans and receivables are individual larger balance or homogeneous pools of smaller balance loans and receivables for which it is probable that the Company will be unable to collect all amounts due according to the original contractual terms of the Card Member agreement. The Company considers impaired loans and receivables to include: (i) loans over 90 days past due still accruing interest, (ii) non-accrual loans and (iii) loans and receivables modified as troubled debt restructurings (TDRs).

The Company may modify, through various company sponsored programs, Card Member loans and receivables in instances where the Card Member is experiencing financial difficulty in order to minimize losses and improve collectability while providing Card Members with temporary or permanent financial relief. The Company has classified Card Member loans and receivables in these modification programs as TDRs.

Such modifications to the loans and receivables primarily include (i) temporary interest rate reductions (possibly as low as zero percent, in which case the loan is characterized as non-accrual in the Company’s TDR disclosures), (ii) placing the Card Member on a fixed payment plan not to exceed 60 months and (iii) suspending delinquency fees until the Card Member exits the modification program. Upon entering the modification program, the Card Member’s ability to make future purchases is either cancelled or in certain cases suspended until the Card Member successfully exits the modification program. In accordance with the modification agreement with the Card Member, loans may revert back to the original contractual terms (including the contractual interest rate) when the Card Member exits the modification program, which is (i) when all payments have been made in accordance with the modification agreement or, (ii) when the Card Member defaults out of the modification program. The Company establishes a reserve for Card Member interest charges and fees considered to be uncollectible.

Reserves for Card Member loans and receivables modified as TDRs are determined as the difference between the cash flows expected to be received from the Card Member (taking into consideration the probability of subsequent defaults), discounted at the original effective interest rates, and the carrying value of the Card Member loan or receivable balance. The Company determines the original effective interest rate as the interest rate in effect prior to the imposition of any penalty interest rate. All changes in the impairment measurement are included in the provision for losses in the Consolidated Statements of Income.

Reserves for Losses

Reserves for losses relating to Card Member loans and receivables represent management’s best estimate of the probable inherent losses in the Company’s outstanding portfolio of loans and receivables, as of the Balance Sheet date. Management’s evaluation process requires certain estimates and judgments.

Reserves for losses are primarily based upon statistical and analytical models that analyze portfolio performance and reflect management’s judgment regarding the quantitative components of the reserve. The models take into account several factors, including delinquency based loss migration rates, loss emergence periods and average losses and recoveries over an appropriate historical period. Management considers whether to adjust the quantitative reserves for certain external and internal qualitative factors, which may increase or decrease the reserves for losses on Card Member loans and receivables. External factors include employment, spend, sentiment, housing and credit, and changes in the legal and regulatory environment while internal factors include increased risk in certain portfolios, impact of risk management initiatives, changes in underwriting requirements and overall process stability. As part of this evaluation process, management also considers various reserve coverage metrics, such as reserves as a percentage of past due amounts, reserves as a percentage of Card Member receivables or loans and net write-off coverage ratios.

Card Member loans and receivables balances are written off when management considers amounts to be uncollectible, which is generally determined by the number of days past due and is typically no later than 180 days past due. Card Member loans and receivables in bankruptcy or owed by deceased individuals are generally written off upon notification, and recoveries are recognized as they are collected.

Investment Securities

Investment securities include debt and equity securities that the Company classifies as available-for-sale. The Company’s investment securities, principally debt securities, are carried at fair value on the Consolidated Balance Sheets with unrealized gains (losses) recorded in AOCI, net of income taxes. Realized gains and losses are recognized in results of operations upon disposition of the securities using the specific identification method on a trade date basis. Refer to Note 15 for a description of the Company’s methodology for determining the fair value of investment securities.

The gross unrealized losses are attributed to overall wider credit spreads for state and municipal securities, wider credit spreads for specific issuers, adverse changes in market benchmark interest rates, or a combination thereof, all as compared to those prevailing when the investment securities were acquired.

Overall, for the investment securities in gross unrealized loss positions identified above, (i) the Company does not intend to sell the investment securities, (ii) it is more likely than not that the Company will not be required to sell the investment securities before recovery of the unrealized losses, and (iii) the Company expects that the contractual principal and interest will be received on the investment securities. As a result, the Company recognized no other-than-temporary impairment during the periods presented.

Asset Securitizations

NOTE 6

Asset Securitizations

The Company periodically securitizes Card Member receivables and loans arising from its card business through the transfer of those assets to securitization trusts. The trusts then issue securities to third-party investors, collateralized by the transferred assets.

Card Member receivables are transferred to the American Express Issuance Trust II (the Charge Trust). Card Member loans are transferred to the American Express Credit Account Master Trust (the Lending Trust). The Charge Trust and the Lending Trust are consolidated by American Express Travel Related Services Company, Inc. (TRS), which is a consolidated subsidiary of the Company. The trusts are considered VIEs as they have insufficient equity at risk to finance their activities, which are to issue securities that are collateralized by the underlying Card Member receivables and loans. Details on the principles of consolidation can be found in the summary of significant accounting policies (refer to Note 1).

TRS, in its role as servicer of the Charge Trust and the Lending Trust, has the power to direct the most significant activity of the trusts, which is the collection of the underlying Card Member receivables and loans in the trusts. In addition, TRS, excluding its consolidated subsidiaries, owns approximately $1.2 billion of subordinated securities issued by the Lending Trust as of December 31, 2014. These subordinated securities have the obligation to absorb losses of the Lending Trust and provide the right to receive benefits from the Lending Trust, both of which are significant to the VIE. TRS’ role as servicer for the Charge Trust does not provide it with a significant obligation to absorb losses or a significant right to receive benefits. However, TRS’ position as the parent company of the entities that transferred the receivables to the Charge Trust makes it the party most closely related to the Charge Trust. Based on these considerations, TRS is the primary beneficiary of both the Charge Trust and the Lending Trust.

The debt securities issued by the Charge Trust and the Lending Trust are non-recourse to the Company. Securitized Card Member receivables and loans held by the Charge Trust and the Lending Trust are available only for payment of the debt securities or other obligations issued or arising in the securitization transactions (refer to Note 3). The long-term debt of each trust is payable only out of collections on their respective underlying securitized assets (refer to Note 9).

Goodwill and Intangible Assets

Goodwill

Goodwill represents the excess of acquisition cost of an acquired business over the fair value of assets acquired and liabilities assumed. The Company assigns goodwill to its reporting units for the purpose of impairment testing. A reporting unit is defined as an operating segment, or a business that is one level below an operating segment for which discrete financial information is regularly reviewed by the operating segment manager. The Company evaluates goodwill for impairment annually as of June 30 and between annual tests if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. The goodwill impairment test utilizes a two-step approach. The first step in the impairment test identifies whether there is potential impairment by comparing the fair value of a reporting unit to the carrying amount, including goodwill. If the fair value of a reporting unit is less than its carrying amount, the second step of the impairment test is required to measure the amount of any impairment loss. As of December 31, 2014 and 2013, goodwill was not impaired and there were no accumulated impairment losses.

Goodwill impairment testing involves management judgment, requiring an assessment of whether the carrying value of the reporting unit can be supported by its fair value using widely accepted valuation techniques. The Company uses a combination of the income approach (discounted cash flows) and market approach (market multiples).

When preparing discounted cash flow models under the income approach, the Company uses internal forecasts to estimate future cash flows expected to be generated by the reporting units. Actual results may differ from forecasted results. The Company calculates discount rates based on the expected cost of equity financing, estimated using a capital asset pricing model, to discount future cash flows for each reporting unit. The Company believes the discount rates used appropriately reflect the risks and uncertainties in the financial markets generally and specifically in the Company’s internally developed forecasts. When using market multiples under the market approach, the Company applies comparable publically traded companies’ multiples (e.g. earnings, revenues) to its reporting units’ actual results.

Other Intangible Assets

Intangible assets, primarily customer relationships, are amortized over their estimated useful lives of 3 to 22 years on a straight-line basis. The Company reviews intangible assets for impairment quarterly and whenever events and circumstances indicate their carrying amounts may not be recoverable. In addition, on an annual basis, the Company performs an impairment evaluation of all intangible assets by assessing the recoverability of the asset values based on the cash flows generated by the relevant assets or asset groups. An impairment is recognized if the carrying amount is not recoverable and exceeds the asset’s fair value.

Intangible assets acquired in 2014 and 2013 are being amortized, on average, over 7 and 6 years, respectively.

Membership Rewards

Membership Rewards

The Membership Rewards program allows enrolled Card Members to earn points that can be redeemed for a broad range of rewards including travel, entertainment, retail certificates and merchandise. The Company records a balance sheet liability that represents management’s best estimate of the cost of points earned that are expected to be redeemed in the future. The Ultimate Redemption Rate (URR) and weighted average cost (WAC) per point are key assumptions used to approximate the Membership Rewards liability.

The expense for Membership Rewards points is included in marketing, promotion, rewards and Card Member services expenses. The Company periodically evaluates its liability estimation process and assumptions based on developments in redemption patterns, cost per point redeemed, partner contract changes and other factors.

Stock-based Compensation

Stock Options

Each stock option has an exercise price equal to the market price of the Company’s common stock on the date of grant and a contractual term of 10 years from the date of grant. Stock options generally vest 25 percent per year beginning with the first anniversary of the grant date or at 100 percent on the third anniversary of the grant date.

Restricted Stock Awards

RSAs are valued based on the stock price on the date of grant and generally vest 25 percent per year beginning with the first anniversary of the grant date or at 100 percent on the third anniversary of the grant date. RSA holders receive non-forfeitable dividends or dividend equivalents.

Liability-based Awards

Certain employees are awarded PGs and other incentive awards that can be settled with cash or equity shares at the Company’s discretion and final Compensation and Benefits Committee payout approval. These awards earn value based on performance, market and service conditions and vest over periods of one to three years.

PGs and other incentive awards are generally settled with cash and thus are classified as liabilities and, therefore, the fair value is determined at the date of grant and remeasured quarterly as part of compensation expense over the vesting period.

Retirement Plans

Defined Contribution Retirement Plans

The Company sponsors defined contribution retirement plans, the principal plan being the Retirement Savings Plan (RSP), a 401(k) savings plan with a profit-sharing component. The RSP is a tax-qualified retirement plan subject to the Employee Retirement Income Security Act of 1974 (ERISA) and covers most employees in the U.S.

Defined Benefit Pension and other postretirement benefit Plans

The Company’s primary defined benefit pension plans that cover certain employees in the U.S. and United Kingdom are closed to new entrants and existing participants do not accrue any additional benefits. Most employees outside the U.S. and United Kingdom are covered by local retirement plans, some of which are funded, while other employees receive payments at the time of retirement or termination under applicable labor laws or agreements. The Company complies with minimum funding requirements in all countries. The Company sponsors unfunded other postretirement benefit plans that provide health care and life insurance to certain retired U.S. employees.

The Company recognizes the funded status of its defined benefit pension plans and other postretirement benefit plans, measured as the difference between the fair value of the plan assets and the projected benefit obligation, in the Consolidated Balance Sheets.

Legal Contingencies

Legal Contingencies

The Company and its subsidiaries are involved in a number of legal proceedings concerning matters arising out of the conduct of their respective business activities and are periodically subject to governmental and regulatory examinations, information gathering requests, subpoenas, inquiries and investigations (collectively, governmental examinations). As of December 31, 2014, the Company and various of its subsidiaries were named as a defendant or were otherwise involved in numerous legal proceedings and governmental examinations in various jurisdictions, both in and outside the U.S. The Company discloses its material legal proceedings and governmental examinations under “Legal Proceedings” in its Annual Report on Form 10-K for the year ended December 31, 2014 (Legal Proceedings).

The Company has recorded liabilities for certain of its outstanding legal proceedings and governmental examinations. A liability is accrued when it is both (a) probable that a loss has occurred and (b) the amount of loss can be reasonably estimated. There may be instances in which an exposure to loss exceeds the accrued liability. The Company evaluates, on a quarterly basis, developments in legal proceedings and governmental examinations that could cause an increase or decrease in the amount of the liability that has been previously accrued or a revision to the disclosed estimated range of possible losses, as applicable.

The Company’s legal proceedings range from cases brought by a single plaintiff to class actions with millions of putative class members. These legal proceedings, as well as governmental examinations, involve various lines of business of the Company and a variety of claims (including, but not limited to, common law tort, contract, antitrust and consumer protection claims), some of which present novel factual allegations and/or unique legal theories. While some matters pending against the Company specify the damages claimed by the plaintiff, many seek an unspecified amount of damages or are at very early stages of the legal process. Even when the amount of damages claimed against the Company are stated, the claimed amount may be exaggerated and/or unsupported. As a result, some matters have not yet progressed sufficiently through discovery and/or development of important factual information and legal issues to enable the Company to estimate a range of possible loss.

Other matters have progressed sufficiently through discovery and/or development of important factual information and legal issues so that the Company is able to estimate a range of possible loss. Accordingly, for those legal proceedings and governmental examinations disclosed or referred to in Legal Proceedings where a loss is reasonably possible in future periods, whether in excess of a related accrued liability or where there is no accrued liability, and for which the Company is able to estimate a range of possible loss, the current estimated range is zero to $360 million in excess of any accrued liability related to these matters. This aggregate range represents management’s estimate of possible loss with respect to these matters and is based on currently available information. This estimated range of possible loss does not represent the Company’s maximum loss exposure. The legal proceedings and governmental examinations underlying the estimated range will change from time to time and actual results may vary significantly from current estimates.

Based on its current knowledge, and taking into consideration its litigation-related liabilities, the Company believes it is not a party to, nor are any of its properties the subject of, any pending legal proceeding or governmental examination that would have a material adverse effect on the Company’s consolidated financial condition or liquidity. However, in light of the uncertainties involved in such matters, the ultimate outcome of a particular matter could be material to the Company’s operating results for a particular period depending on, among other factors, the size of the loss or liability imposed and the level of the Company’s earnings for that period.

Derivatives Financial Instruments and Hedging Activities

Derivative Financial Instruments That Qualify For Hedge Accounting

Derivatives executed for hedge accounting purposes are documented and designated as such when the Company enters into the contracts. In accordance with its risk management policies, the Company structures its hedges with terms similar to that of the item being hedged. The Company formally assesses, at inception of the hedge accounting relationship and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of the hedged items. These assessments usually are made through the application of a regression analysis method. If it is determined that a derivative is not highly effective as a hedge, the Company will discontinue the application of hedge accounting.

Fair Value Hedges

A fair value hedge involves a derivative designated to hedge the Company’s exposure to future changes in the fair value of an asset or a liability, or an identified portion thereof that is attributable to a particular risk.

Net Investment Hedges

A net investment hedge is used to hedge future changes in currency exposure of a net investment in a foreign operation. The Company primarily designates foreign currency derivatives, typically foreign exchange forwards, and on occasion foreign currency denominated debt, as hedges of net investments in certain foreign operations. These instruments reduce exposure to changes in currency exchange rates on the Company’s investments in non-U.S. subsidiaries. The effective portion of the gain or (loss) on net investment hedges, net of taxes, recorded in AOCI as part of the cumulative translation adjustment, was $455 million, $253 million and $(288) million for the years ended 2014, 2013 and 2012, respectively. Any ineffective portion of the gain or (loss) on net investment hedges is recognized in other expenses during the period of change.

Derivatives Not Designated As Hedges

The Company has derivatives that act as economic hedges, but are not designated as such for hedge accounting purposes. Foreign currency transactions and non-U.S. dollar cash flow exposures from time to time may be partially or fully economically hedged through foreign currency contracts, primarily foreign exchange forwards, options and cross-currency swaps. These hedges generally mature within one year. Foreign currency contracts involve the purchase and sale of a designated currency at an agreed upon rate for settlement on a specified date. The changes in the fair value of the derivatives effectively offset the related foreign exchange gains or losses on the underlying balance sheet exposures. From time to time, the Company may enter into interest rate swaps to specifically manage funding costs related to its proprietary card business.

The Company has certain operating agreements containing payments that may be linked to a market rate or price, primarily foreign currency rates. The payment components of these agreements may meet the definition of an embedded derivative, in which case the embedded derivative is accounted for separately and is classified as a foreign exchange contract based on its primary risk exposure.

For derivatives that are not designated as hedges, changes in fair value are reported in current period earnings.

Fair Value Measurements

Fair Values

Fair value is defined as the price that would be required to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, based on the Company’s principal or, in the absence of a principal, most advantageous market for the specific asset or liability.

GAAP provides for a three-level hierarchy of inputs to valuation techniques used to measure fair value, defined as follows:

  Level 1 ― Inputs that are quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity can access.
  Level 2 ― Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability, including:

- Quoted prices for similar assets or liabilities in active markets;

- Quoted prices for identical or similar assets or liabilities in markets that are not active;

- Inputs other than quoted prices that are observable for the asset or liability; and

- Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

  Level 3 ― Inputs that are unobservable and reflect the Company’s own estimates about the estimates market participants would use in pricing the asset or liability based on the best information available in the circumstances (e.g., internally derived assumptions surrounding the timing and amount of expected cash flows). The Company did not measure any financial instruments presented on the Consolidated Balance Sheets at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2014 and 2013, although the disclosed fair value of certain assets that are not carried at fair value, as presented later in this Note, are classified within Level 3.

The Company monitors the market conditions and evaluates the fair value hierarchy levels at least quarterly. For any transfers in and out of the levels of the fair value hierarchy, the Company discloses the fair value measurement at the beginning of the reporting period during which the transfer occurred. For the year ended December 31, 2014, there were no significant transfers between levels.

Valuation Techniques Used in the Fair Value Measurement of Financial Assets and Financial Liabilities Carried at Fair Value

For the financial assets and liabilities measured at fair value on a recurring basis (categorized in the valuation hierarchy table above) the Company applies the following valuation techniques:

Investment Securities

When available, quoted prices of identical investment securities in active markets are used to estimate fair value. Such investment securities are classified within Level 1 of the fair value hierarchy.

When quoted prices of identical investment securities in active markets are not available, the fair values for the Company’s investment securities are obtained primarily from pricing services engaged by the Company, and the Company receives one price for each security. The fair values provided by the pricing services are estimated using pricing models, where the inputs to those models are based on observable market inputs or recent trades of similar securities. Such investment securities are classified within Level 2 of the fair value hierarchy. The inputs to the valuation techniques applied by the pricing services vary depending on the type of security being priced but are typically benchmark yields, benchmark security prices, credit spreads, prepayment speeds, reported trades and broker-dealer quotes, all with reasonable levels of transparency. The pricing services did not apply any adjustments to the pricing models used. In addition, the Company did not apply any adjustments to prices received from the pricing services.

The Company reaffirms its understanding of the valuation techniques used by its pricing services at least annually. In addition, the Company corroborates the prices provided by its pricing services for reasonableness by comparing the prices from the respective pricing services to valuations obtained from different pricing sources. In instances where price discrepancies are identified between different pricing sources, the Company evaluates such discrepancies to ensure that the prices used for its valuation represent the fair value of the underlying investment securities. Refer to Note 5 for additional fair value information.

Derivative Financial Instruments

The fair value of the Company’s derivative financial instruments is estimated by third-party valuation services that use proprietary pricing models or by internal pricing models, where the inputs to those models are readily observable from actively quoted markets. The pricing models used are consistently applied and reflect the contractual terms of the derivatives as described below. The Company reaffirms its understanding of the valuation techniques used by the third-party valuation services at least annually. The Company’s derivative instruments are classified within Level 2 of the fair value hierarchy.

The fair value of the Company’s interest rate swaps is determined based on a discounted cash flow method using the following significant inputs: the contractual terms of the swap such as the notional amount, fixed coupon rate, floating coupon rate (based on interbank rates consistent with the frequency and currency of the interest cash flows) and tenor, as well as discount rates consistent with the underlying economic factors of the currency in which the cash flows are denominated.

The fair value of the Company’s total return contract, which served as a hedge against the Hong Kong dollar (HKD) change in fair value associated with the Company’s investment in ICBC, is determined based on a discounted cash flow method using the following significant inputs as of the valuation date: number of shares of the Company’s underlying ICBC investment, the quoted market price of the shares in HKD and the monthly settlement terms of the contract inclusive of price and tenor.

The fair value of foreign exchange forward contracts is determined based on a discounted cash flow method using the following significant inputs: the contractual terms of the forward contracts such as the notional amount, maturity dates and contract rate, as well as relevant foreign currency forward curves, and discount rates consistent with the underlying economic factors of the currency in which the cash flows are denominated.

Credit valuation adjustments are necessary when the market parameters, such as a benchmark curve, used to value derivatives are not indicative of the credit quality of the Company or its counterparties. The Company considers the counterparty credit risk by applying an observable forecasted default rate to the current exposure. Refer to Note 14 for additional fair value information.

Guarantees

The Company provides Card Member protection plans that cover losses associated with purchased products, as well as certain other guarantees in the ordinary course of business. For the Company, guarantees primarily consist of card and travel protection programs, including:

  Return Protection — refunds the price of qualifying purchases made with the eligible cards where the merchant will not accept the return for up to 90 days from the date of purchase; and

  Merchant Protection — protects Card Members primarily against non-delivery of goods and services, usually in the event of bankruptcy or liquidation of a merchant. When this occurs, the Card Member may dispute the transaction for which the Company will generally credit the Card Member’s account. If the Company is unable to collect the amount from the merchant, it will bear the loss for the amount credited to the Card Member. The largest component of the maximum potential future payments relates to Card Member transactions associated with travel-related merchants, primarily through business arrangements where the Company has remitted payment to such merchants for a Card Member travel purchase that has not yet been used or “flown”.

In relation to its maximum potential undiscounted future payments as shown in the table that follows, to date the Company has not experienced any significant losses related to guarantees. The Company’s initial recognition of guarantees is at fair value. In addition, the Company establishes reserves when a loss is probable and the amount can be reasonably estimated.

Income Tax Uncertainties

The Company is subject to the income tax laws of the U.S., its states and municipalities and those of the foreign jurisdictions in which the Company operates. These tax laws are complex, and the manner in which they apply to the taxpayer’s facts is sometimes open to interpretation. Given these inherent complexities, the Company must make judgments in assessing the likelihood that a tax position will be sustained upon examination by the taxing authorities based on the technical merits of the tax position. A tax position is recognized only when, based on management’s judgment regarding the application of income tax laws, it is more likely than not that the tax position will be sustained upon examination. The amount of benefit recognized for financial reporting purposes is based on management’s best judgment of the largest amount of benefit that is more likely than not to be realized on ultimate settlement with the taxing authority given the facts, circumstances and information available at the reporting date. The Company adjusts the level of unrecognized tax benefits when there is new information available to assess the likelihood of the outcome.

Income Taxes

The Company records a deferred income tax (benefit) provision when there are differences between assets and liabilities measured for financial reporting and for income tax return purposes. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse.

A valuation allowance is established when management determines that it is more likely than not that all or some portion of the benefit of the deferred tax assets will not be realized. The valuation allowances as of December 31, 2014 and 2013 are associated with net operating losses and other deferred tax assets in certain non-U.S. operations of the Company.

Interest and penalties relating to unrecognized tax benefits are reported in the income tax provision.

Regulatory Matters And Capital Adequacy [Policy Text Block]

Restricted Net Assets of Subsidiaries

Certain of the Company’s subsidiaries are subject to restrictions on the transfer of net assets under debt agreements and regulatory requirements. These restrictions have not had any effect on the Company’s shareholder dividend policy and management does not anticipate any impact in the future. Procedures exist to transfer net assets between the Company and its subsidiaries, while ensuring compliance with the various contractual and regulatory constraints. As of December 31, 2014, the aggregate amount of net assets of subsidiaries that are restricted to be transferred to the Company was approximately $11.0 billion.

Bank Holding Company Dividend Restrictions

The Company is limited in its ability to pay dividends by the Federal Reserve, which could prohibit a dividend that would be considered an unsafe or unsound banking practice. It is the policy of the Federal Reserve that bank holding companies generally should pay dividends on preferred and common stock only out of net income available to common shareholders generated over the past year, and only if prospective earnings retention is consistent with the organization’s current and expected future capital needs, asset quality and overall financial condition. Moreover, bank holding companies are required by statute to be a source of strength to their insured depository institution subsidiaries and should not maintain dividend levels that undermine their ability to do so. On an annual basis, the Company is required to develop and maintain a capital plan, which includes planned dividends over a two-year horizon, and to submit the capital plan to the Federal Reserve.

Banks’ Dividend Restrictions

In the years ended December 31, 2014 and 2013, Centurion Bank paid dividends from retained earnings to its parent of $1.9 billion and $1.4 billion, respectively, and FSB paid dividends from retained earnings to its parent of $2.1 billion and $1.8 billion, respectively.

The Banks are subject to statutory and regulatory limitations on their ability to pay dividends. The total amount of dividends that may be paid at any date, subject to supervisory considerations of the Banks’ regulators, is generally limited to the retained earnings of the respective bank. As of December 31, 2014 and 2013, the Banks’ retained earnings, in the aggregate, available for the payment of dividends were $3.6 billion and $4.6 billion, respectively. In determining the dividends to pay its parent, the Banks must also consider the effects on applicable risk-based capital and leverage ratio requirements, as well as policy statements of the federal regulatory agencies. In addition, the Banks’ banking regulators have authority to limit or prohibit the payment of a dividend by the Banks under a number of circumstances, including if, in the banking regulator’s opinion, payment of a dividend would constitute an unsafe or unsound banking practice in light of the financial condition of the banking organization.

Segment Reporting

Reportable Operating Segments

The Company is a leading global payments and travel company that is principally engaged in businesses comprising four reportable operating segments: USCS, ICS, GCS and GNMS.

The Company considers a combination of factors when evaluating the composition of its reportable operating segments, including the results reviewed by the chief operating decision maker, economic characteristics, products and services offered, classes of customers, product distribution channels, geographic considerations (primarily U.S. versus non-U.S.), and regulatory environment considerations. The following is a brief description of the primary business activities of the Company’s four reportable operating segments:

  USCS issues a wide range of card products and services to consumers and small businesses in the U.S., and provides consumer travel services to Card Members and other consumers.
  ICS issues proprietary consumer and small business cards outside the U.S. and operates coalition loyalty business in various countries.
  GCS offers global corporate payment services to large and mid-sized companies. The Company’s business travel operations, which had been included in GCS, were deconsolidated effective June 30, 2014 in connection with the GBT JV transaction.
  GNMS operates a global payments network that processes and settles proprietary and non-proprietary card transactions. GNMS acquires merchants and provides point-of-sale products, multi-channel marketing programs and capabilities, services and data, leveraging the Company’s global closed-loop network. It enters into partnership agreements with third-party card issuers and acquirers, licensing the American Express brand and extending the reach of the global network.

Corporate functions and certain other businesses, including the Company’s Enterprise Growth Group and other operations, are included in Corporate & Other.

Total Revenues Net of Interest Expense

The Company allocates discount revenue and certain other revenues among segments using a transfer pricing methodology. Within the USCS, ICS and GCS segments, discount revenue reflects the issuer component of the overall discount revenue generated by each segment’s Card Members; within the GNMS segment, discount revenue reflects the network and acquirer component of the overall discount revenue. Net card fees and travel commissions and fees are directly attributable to the segment in which they are reported.

Interest and fees on loans and certain investment income is directly attributable to the segment in which it is reported. Interest expense represents an allocated funding cost based on a combination of segment funding requirements and internal funding rates.

Provisions for Losses

The provisions for losses are directly attributable to the segment in which they are reported.

Expenses

Marketing and promotion expenses are included in each segment based on actual expenses incurred, with the exception of brand advertising, which is primarily reflected in the GNMS and USCS segments. Rewards and Card Member services expenses are included in each segment based on actual expenses incurred within each segment.

Salaries and employee benefits and other operating expenses include expenses such as professional services, occupancy and equipment and communications incurred directly within each segment. In addition, expenses related to the Company’s support services, such as technology costs, are allocated to each segment primarily based on support service activities directly attributable to the segment. Other overhead expenses, such as staff group support functions, are allocated from Corporate & Other to the other segments based on a mix of each segment’s direct consumption of services and relative level of pretax income.

Capital

Each business segment is allocated capital based on established business model operating requirements, risk measures and regulatory capital requirements. Business model operating requirements include capital needed to support operations and specific balance sheet items. The risk measures include considerations for credit, market and operational risk.

Income Taxes

An income tax provision (benefit) is allocated to each business segment based on the effective tax rates applicable to various businesses that comprise the segment.